CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Revenues	$ 182,571,852	$ 108,999,805	$ 86,858,401
Cost of revenues
Total cost of revenues	(139,308,511)	(135,103,408)	(124,290,384)
Gross (loss) profit	43,263,341	(26,103,603)	(37,431,983)
Operating (expenses) income:
Selling, general and administrative expenses	(10,293,851)	(18,132,515)	(12,930,198)
Research and development expenses	(1,486,978)	(3,391,012)	(4,130,533)
Other operating income, net	552,444	5,420,777	8,729,301
Long-lived asset impairment		(158,424,827)	(42,754,481)
Total operating expenses	(11,228,385)	(174,527,577)	(51,085,911)
(Loss) income from operations	32,034,956	(200,631,180)	(88,517,894)
Interest expense	(15,654,106)	(19,349,190)	(15,408,023)
Interest income	324,118	149,752	990,117
Exchange (loss) gain	(55,792)	11,875	(55,800)
(Loss) income before income taxes	16,649,176	(219,818,743)	(102,991,600)
Income tax expense		(1,271,765)	(10,253,587)
Net (loss) income from continuing operations	16,649,176	(221,090,508)	(113,245,187)
Total (loss) discontinued operations			(2,392,228)
Net (loss) income	16,649,176	(221,090,508)	(115,637,415)
Net (loss) income attributable to non-controlling interest		(150,147,024)	(3,708,474)
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders	16,649,176	(70,943,484)	(111,928,941)
NET (LOSS) EARNINGS PER ORDINARY SHARE
Continuing operations	$ 0.08	$ (0.41)	$ (0.63)
Discontinued operations			$ (0.01)
Basic-ordinary shares	$ 0.08	$ (0.41)	$ (0.64)
Continuing operations	$ 0.08	$ (0.41)	$ (0.63)
Discontinued operations			$ (0.01)
Diluted-ordinary shares	$ 0.08	$ (0.41)	$ (0.64)
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	206,349,976	173,068,420	175,067,343
Diluted-diluted shares	211,353,643	173,068,420	175,067,343
Products [Member] | Third parties [Member]
Revenues
Revenues	158,256,486	93,710,464	81,929,050
Products [Member] | Related parties [Member]
Revenues
Revenues	15,840,860	13,471,866	2,799,427
Service Fee [Member] | Third parties [Member]
Revenues
Revenues	5,165,254	1,817,475	2,129,924
Service Fee [Member] | Related parties [Member]
Revenues
Revenues	$ 3,309,252